PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2017
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	2016	2017
	December 31	June 30
	RMB	RMB
Buildings	1,429,839,237	1,519,113,426
Machinery and equipment	4,886,493,031	5,920,888,491
Motor vehicles	34,434,859	36,377,796
Furniture, fixture and office equipment	136,797,799	189,426,311
	6,487,564,926	7,665,806,024
Less: Accumulated depreciation	(2,028,991,593)	(2,249,631,170)
Less: Impairment	(51,439,373)	(42,049,651)
Subtotal	4,407,133,960	5,374,125,203
Construction in progress	331,547,393	510,968,886
Property, plant and equipment, net	4,738,681,353	5,885,094,089